Derivative Financial Instruments - Additional Information (Detail) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 742,307,000,000	¥ 822,358,000,000
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	503,101,000,000	366,928,000,000
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions	1,022,000,000,000	1,308,000,000,000
Collateral provided to counterparties in normal course of business	1,029,000,000,000	1,298,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered	0	10,000,000,000
Before adjustment
Derivative [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions		1,585,000,000,000
Collateral provided to counterparties in normal course of business		1,379,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered		¥ 206,000,000,000